AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.6%
Industrial – 55.3%
Basic – 4.5%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	1,977	$1,427,315
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	297,190
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	567,177
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)	U.S.$	1,968	1,714,423
Element Solutions, Inc. 3.875%, 09/01/2028(a)		1,901	1,658,908
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,215	2,073,063
Hecla Mining Co. 7.25%, 02/15/2028		298	295,455
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	288,221
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	250,793
3.375%, 01/15/2026(a)	U.S.$	1,273	1,162,911
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	280	260,925
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	2,682	2,291,313
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	86,224
7.125%, 10/01/2027(a)	U.S.$	453	411,238
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	187	183,006
5.375%, 11/01/2026(a)	U.S.$	2,889	2,628,557
7.625% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (b)	EUR	318	340,311
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	1,429	1,418,383
SPCM SA 3.125%, 03/15/2027(a)		862	773,188
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	201,796
thyssenkrupp AG Series E 2.875%, 02/22/2024(a)		343	369,865
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	2,203	2,051,323

			20,751,585

	Principal Amount (000)		U.S. $ Value

Capital Goods – 5.0%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (c)	EUR	251	$211,811
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(a)	U.S.$	324	318,508
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	194,133
4.125%, 08/15/2026(a)	U.S.$	2,103	1,959,638
5.25%, 08/15/2027(a)		521	444,038
Ball Corp. 1.50%, 03/15/2027	EUR	493	480,545
5.25%, 07/01/2025	U.S.$	500	496,115
6.00%, 06/15/2029		566	561,846
Bombardier, Inc. 6.00%, 02/15/2028(a)		69	65,219
7.50%, 02/01/2029(a)		196	193,734
7.875%, 04/15/2027(a)		788	786,156
Chart Industries, Inc. 7.50%, 01/01/2030(a)		300	306,144
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		1,518	1,455,246
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		1,011	967,891
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		264	261,959
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,124,717
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	337,939
4.00%, 08/01/2028(a)		489	438,442
5.125%, 12/15/2026(a)		64	61,730
Griffon Corp. 5.75%, 03/01/2028		500	467,600
LSB Industries, Inc. 6.25%, 10/15/2028(a) (d)		1,717	1,541,797
Moog, Inc. 4.25%, 12/15/2027(a)		500	464,250
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	251,253
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	995,345
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	1,233	1,166,147
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	386,881
4.125%, 02/01/2028	U.S.$	500	458,790
Stericycle, Inc. 3.875%, 01/15/2029(a)		1,545	1,374,015
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	175,506
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,660	1,534,819

	Principal Amount (000)		U.S. $ Value

TransDigm, Inc. 5.50%, 11/15/2027	U.S.$	794	$750,870
6.75%, 08/15/2028(a)		508	510,703
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		791	797,360
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	442,169
5.50%, 08/15/2026(a)	U.S.$	232	222,699
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	265,076
7.25%, 06/15/2028(a)		500	510,130

			22,981,221

Communications - Media – 7.6%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	107,595
5.00%, 01/15/2028(a)	U.S.$	2,332	1,865,320
AMC Networks, Inc. 4.25%, 02/15/2029		1,228	660,541
4.75%, 08/01/2025		791	691,516
5.00%, 04/01/2024		284	279,703
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	383,828
5.375%, 03/01/2025(a)	U.S.$	738	723,764
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 05/01/2027(a)		2,095	1,948,287
6.375%, 09/01/2029(a)		1,456	1,371,246
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		1,487	1,352,412
CSC Holdings LLC 5.375%, 02/01/2028(a)		2,460	1,983,523
5.50%, 04/15/2027(a)		501	417,133
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,364	1,906,377
5.75%, 12/01/2028(a)		754	564,226
7.75%, 07/01/2026		145	88,926
Gray Television, Inc. 7.00%, 05/15/2027(a)		969	826,625
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		1,673	1,279,510
6.375%, 05/01/2026		1,048	882,929
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		674	566,578
6.75%, 10/15/2027(a)		2,012	1,903,171
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,726	2,357,090
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		1,473	1,238,145
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	628,435
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		1,348	1,089,117

	Principal Amount (000)		U.S. $ Value

Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)	U.S.$	237	$136,668
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		1,184	1,066,748
4.00%, 07/15/2028(a)		2,038	1,773,040
5.00%, 08/01/2027(a)		230	212,612
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	298,123
Univision Communications, Inc. 4.50%, 05/01/2029(a)		1,471	1,264,457
5.125%, 02/15/2025(a)		357	349,407
6.625%, 06/01/2027(a)		730	704,392
Urban One, Inc. 7.375%, 02/01/2028(a)		608	532,231
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	180,301
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	230,360
5.50%, 05/15/2029(a)	U.S.$	500	453,765
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		2,217	1,944,309
Ziggo BV 4.875%, 01/15/2030(a)		971	807,056

			35,069,466

Communications - Telecommunications – 1.6%
Altice France SA/France 5.125%, 07/15/2029(a)		200	141,980
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		791	767,484
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		1,297	1,022,269
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		714	669,875
Level 3 Financing, Inc. 3.40%, 03/01/2027(a)		500	423,790
3.625%, 01/15/2029(a)		543	325,811
3.875%, 11/15/2029(a)		862	687,333
4.25%, 07/01/2028(a)		22	14,183
4.625%, 09/15/2027(a)		132	91,722
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,158,929
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,318	1,228,824
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		500	486,330
United Group BV 3.625%, 02/15/2028(a)	EUR	147	127,344
4.625%, 08/15/2028(a)		154	135,432
8.125% (EURIBOR 3 Month + 4.88%), 02/01/2029(a) (b)		317	317,113

			7,598,419

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 2.9%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)	U.S.$	500	$487,955
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	46,479
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	447,051
6.25%, 05/15/2026(a)	U.S.$	511	507,305
Ford Motor Credit Co. LLC 2.30%, 02/10/2025		1,141	1,065,671
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	226,776
6.80%, 05/12/2028		633	634,437
7.35%, 11/04/2027		942	963,986
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		919	828,773
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (c)		750	690,983
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (c)		1,073	1,011,175
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a) (c)		662	618,374
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (c)	EUR	377	425,194
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	1,667	1,467,543
5.50%, 07/15/2029(a)		536	460,065
6.875%, 11/15/2026(a)	EUR	478	516,566
7.75%, 10/15/2025(a)	U.S.$	293	293,979
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	303,907
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	145,394
ZF Europe Finance BV 2.00%, 02/23/2026(a) (d)	EUR	300	297,763
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	206,577
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,526,903
6.875%, 04/14/2028(a)		234	237,365
7.125%, 04/14/2030(a)		234	238,287

			13,648,508

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 3.6%
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	597	$541,276
Carnival Corp. 4.00%, 08/01/2028(a)		2,283	2,022,418
5.75%, 03/01/2027(a)		246	226,300
7.625%, 03/01/2026(a)	EUR	182	192,716
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	1,059	1,006,918
5.50%, 05/01/2025(a)		1,294	1,284,399
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	433,959
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	378,830
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	227,345
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	856,340
5.875%, 02/15/2027(a)		956	929,548
8.375%, 02/01/2028(a)		540	567,184
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	280,336
5.50%, 08/31/2026(a)		244	231,522
5.50%, 04/01/2028(a)		526	490,890
7.25%, 01/15/2030(a)		143	145,119
9.25%, 01/15/2029(a)		378	403,095
11.50%, 06/01/2025(a)		261	276,699
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,062	1,854,233
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,355,070
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	121,210
13.00%, 05/15/2025(a)		656	688,990
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	207,775
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		2,054	1,888,530

			16,610,702

Consumer Cyclical - Other – 3.9%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		354	349,108
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		545	503,324
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	328,535
7.00%, 02/15/2030(a)		501	503,440
Castle UK Finco PLC 7.00%, 05/15/2029(a)	GBP	276	279,504
8.573% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (b)	EUR	194	185,972

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	331	$307,568
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,125	1,016,269
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	426,560
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		1,018	902,834
4.875%, 01/15/2030		526	490,405
5.375%, 05/01/2025(a)		105	104,053
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	29,366
5.00%, 06/01/2029(a)		2,372	2,105,601
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	119,897
Mattamy Group Corp. 4.625%, 03/01/2030(a)		598	517,826
5.25%, 12/15/2027(a)		1,900	1,770,838
MGM Resorts International 4.75%, 10/15/2028		1,045	949,058
5.50%, 04/15/2027		267	256,683
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	138,131
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	445	396,993
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		2,066	2,032,717
Travel + Leisure Co. 4.50%, 12/01/2029(a)		749	642,567
6.625%, 07/31/2026(a)		1,548	1,542,102
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,525	1,393,042
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,024	970,568

			18,262,961

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,064,888
5.75%, 04/15/2025(a)		452	451,204
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	128,912
8.25%, 07/31/2025(a)		670	780,139
Yum! Brands, Inc. 4.75%, 01/15/2030(a)	U.S.$	500	469,400

			2,894,543

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 2.7%
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)	U.S.$	500	$445,040
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,185	2,111,213
eG Global Finance PLC 4.375%, 02/07/2025(a)	EUR	610	629,641
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	500	451,715
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		939	876,594
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,531	1,236,267
Penske Automotive Group, Inc. 3.75%, 06/15/2029		500	431,785
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	279,673
7.75%, 02/15/2029(a)		646	642,176
Rite Aid Corp. 7.50%, 07/01/2025(a)		101	59,988
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,488	1,253,536
4.875%, 11/15/2031(a)		126	103,322
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,957	1,851,420
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	456,176
Staples, Inc. 7.50%, 04/15/2026(a)		739	608,966
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	177,294
William Carter Co. (The) 5.625%, 03/15/2027(a)		712	695,026

			12,309,832

Consumer Non-Cyclical – 7.4%
AdaptHealth LLC 4.625%, 08/01/2029(a)		991	791,422
5.125%, 03/01/2030(a)		1,000	812,940
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		694	658,085
6.50%, 02/15/2028(a)		1,145	1,146,809
7.50%, 03/15/2026(a)		185	188,435
CAB SELAS 3.375%, 02/01/2028(a)	EUR	659	585,859
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	299,349
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	104,910

	Principal Amount (000)		U.S. $ Value

CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	1,413	$1,249,770
DaVita, Inc. 4.625%, 06/01/2030(a)		1,178	1,011,537
Elanco Animal Health, Inc. 6.65%, 08/28/2028(d)		2,627	2,551,920
Embecta Corp. 5.00%, 02/15/2030(a)		2,669	2,217,752
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	594,032
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		176	180,154
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	450,027
4.75%, 10/15/2028(a)	U.S.$	1,124	975,576
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	917,905
IQVIA, Inc. 1.75%, 03/15/2026(a)		798	805,461
6.50%, 05/15/2030(a)	U.S.$	212	214,504
Jazz Securities DAC 4.375%, 01/15/2029(a)		500	446,310
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		469	415,145
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		1,307	1,252,054
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,062	1,611,659
6.75%, 04/15/2025(a)		840	780,209
Medline Borrower LP 3.875%, 04/01/2029(a)		1,187	1,032,417
5.25%, 10/01/2029(a)		1,700	1,475,634
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		500	370,165
ModivCare, Inc. 5.875%, 11/15/2025(a)		860	796,240
Newell Brands, Inc. 4.70%, 04/01/2026(d)		1,375	1,292,046
6.375%, 09/15/2027		42	40,330
Option Care Health, Inc. 4.375%, 10/31/2029(a)		500	441,170
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		1,972	1,751,037
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		1,137	1,080,764
Post Holdings, Inc. 4.625%, 04/15/2030(a)		787	690,144
5.50%, 12/15/2029(a)		900	832,509
5.75%, 03/01/2027(a)		183	178,796

	Principal Amount (000)		U.S. $ Value

Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	$222,186
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	1,615	1,382,908
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,981	1,695,974
US Foods, Inc. 6.25%, 04/15/2025(a)		500	500,320

			34,044,464

Energy – 3.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	660,065
Buckeye Partners LP 4.125%, 03/01/2025(a)		1,250	1,196,712
Callon Petroleum Co. 7.50%, 06/15/2030(a)		775	731,631
8.25%, 07/15/2025		125	124,809
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	343,921
7.00%, 06/15/2025(a)		376	369,217
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		407	386,214
8.375%, 07/01/2028(a)		1,414	1,430,431
CNX Resources Corp. 6.00%, 01/15/2029(a)		165	153,181
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		467	438,191
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	175,358
EQM Midstream Partners LP 4.125%, 12/01/2026	U.S.$	1,400	1,302,854
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		680	647,265
8.00%, 01/15/2027		449	437,762
Gulfport Energy Corp. 6.00%, 10/15/2024(e) (f)		400	252
8.00%, 05/17/2026(a)		64	64,399
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	191,777
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		1,250	1,178,412
Howard Midstream Energy Partne 8.875%, 07/15/2028(a)		462	464,818
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271	253,160
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,633	1,553,293
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		1,045	980,137

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	312	$307,292
PDC Energy, Inc. 5.75%, 05/15/2026		228	227,631
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (d)		745	723,544
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		2,029	2,063,615

			16,405,941

Other Industrial – 1.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		1,980	1,805,127
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	657,374
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	1,127	1,139,859
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	884,874

			4,487,234

Services – 5.7%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	1,232	1,066,641
4.875%, 07/15/2032(a)		21	18,042
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,847	1,752,138
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	139,372
4.625%, 06/01/2028(a)	U.S.$	1,524	1,284,097
ANGI Group LLC 3.875%, 08/15/2028(a)		969	792,467
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	199,674
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	500	434,700
6.75%, 02/15/2027(a)		1,599	1,568,635
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	498,218
5.00%, 02/01/2028(a)		1,090	1,027,151
Block, Inc. 2.75%, 06/01/2026		1,827	1,663,575
Elior Group SA 3.75%, 07/15/2026(a)	EUR	200	179,806
Engineering - Ingegneria Informatica - SpA 5.875%, 09/30/2026(a)		1,450	1,429,238

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	1,593	$1,459,076
7.75%, 02/15/2028(a)		210	209,622
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		556	479,600
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	549,107
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,328	3,688,711
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,156	1,061,566
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	157,058
5.25%, 04/15/2024(a)		466	461,908
5.75%, 04/15/2026(a)		921	903,446
6.25%, 01/15/2028(a)		2,467	2,310,123
Q-Park Holding I BV
1.50%, 03/01/2025(a)	EUR	170	177,550
2.00%, 03/01/2027(a)		221	205,660
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)		200	207,415
TripAdvisor, Inc. 7.00%, 07/15/2025(a)	U.S.$	461	462,867
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		2,567	2,195,042

			26,582,505

Technology – 2.4%
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	393,438
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		500	499,625
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		1,550	1,370,588
CommScope, Inc. 4.75%, 09/01/2029(a)		572	451,748
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,156	2,151,149
GoTo Group, Inc. 5.50%, 09/01/2027(a)		789	440,412
NCR Corp. 5.125%, 04/15/2029(a)		882	780,861
5.75%, 09/01/2027(a)		319	318,978
Playtika Holding Corp. 4.25%, 03/15/2029(a)		500	444,345
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		1,421	1,333,736
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,378	622,250

	Principal Amount (000)		U.S. $ Value

Seagate HDD Cayman 4.091%, 06/01/2029	U.S.$	851	$748,642
8.25%, 12/15/2029(a)		890	929,934
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		646	524,565
Virtusa Corp. 7.125%, 12/15/2028(a)		269	220,542

			11,230,813

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		337	335,790
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,303	1,291,949
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,711	1,620,018
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,154	1,165,470
United Airlines, Inc. 4.375%, 04/15/2026(a)		395	375,297

			4,788,524

Transportation - Services – 1.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	260,346
6.125%, 10/15/2026(a)	U.S.$	2,170	2,040,516
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,048	963,898
5.375%, 03/01/2029(a)		963	893,163
5.75%, 07/15/2027(a)		69	66,201
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,202,764
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,779	1,605,957
Loxam SAS 4.50%, 02/15/2027(a)	EUR	404	421,946
Mundys SpA 1.875%, 02/12/2028(a)		573	533,226
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	345	297,922
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		334	293,553

			8,579,492

			256,246,210

Financial Institutions – 5.3%
Banking – 0.2%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		570	537,749
CaixaBank SA 5.875%, 10/09/2027(a) (g)	EUR	200	195,194

			732,943

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.6%
AG Issuer LLC 6.25%, 03/01/2028(a)	U.S.$	644	$613,629
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,358	1,393,851
NFP Corp. 4.875%, 08/15/2028(a)		688	616,723

			2,624,203

Finance – 2.7%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		748	665,226
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	385,224
Enova International, Inc. 8.50%, 09/15/2025(a)		1,290	1,255,479
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	790,498
8.00%, 06/15/2028(a)		1,183	1,183,047
goeasy Ltd. 5.375%, 12/01/2024(a)		1,852	1,795,366
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		2,753	2,266,380
Navient Corp. 4.875%, 03/15/2028		1,400	1,199,492
5.00%, 03/15/2027		554	497,093
6.75%, 06/25/2025		607	598,047
6.75%, 06/15/2026		70	67,698
7.25%, 09/25/2023		82	82,127
SLM Corp. 3.125%, 11/02/2026		1,396	1,207,596
4.20%, 10/29/2025		614	571,941

			12,565,214

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		104	89,776
HUB International Ltd. 7.25%, 06/15/2030(a)		788	813,681

			903,457

Other Finance – 0.4%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	413,133
Curo SPV LLC 7.50%, 08/01/2028(h)		663	633,856
Intrum AB 3.50%, 07/15/2026(a)	EUR	726	588,447
4.875%, 08/15/2025(a)		345	312,220

			1,947,656

	Principal Amount (000)		U.S. $ Value

REITs – 1.2%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	826	$838,743
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	882,887
5.75%, 05/15/2026(a)		1,011	926,682
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	304,941
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		740	622,799
Office Properties Income Trust 3.45%, 10/15/2031		238	125,383
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	1,119	1,133,028
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	784,584
3.50%, 11/01/2025(a)		100	74,901

			5,693,948

			24,467,421

Utility – 1.0%
Electric – 0.9%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	1,379	1,248,423
5.125%, 03/15/2028(a)		137	122,758
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	104,218
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	1,749	1,436,751
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		529	463,028
5.50%, 09/01/2026(a)		928	893,980

			4,269,158

Natural Gas – 0.1%
UGI International LLC 2.50%, 12/01/2029(a)	EUR	433	370,101

			4,639,259

Total Corporates - Non-Investment Grade (cost $296,786,583)			285,352,890

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 17.3%
Industrial – 10.9%
Basic – 1.1%
Arconic Corp. 6.00%, 05/15/2025(a)	U.S.$	285	$287,497
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	313,191
Celanese US Holdings LLC 6.05%, 03/15/2025		320	318,762
Glencore Finance Europe Ltd. Series E 1.875%, 09/13/2023(a)	EUR	290	315,037
INEOS Finance PLC 2.125%, 11/15/2025(a)		200	204,087
2.875%, 05/01/2026(a)		472	471,247
3.375%, 03/31/2026(a)		185	188,750
Nexa Resources SA 5.375%, 05/04/2027(a)	U.S.$	346	320,915
Olin Corp. 5.625%, 08/01/2029		1,789	1,724,095
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	351,617
Westlake Corp. 3.60%, 08/15/2026	U.S.$	843	793,440

			5,288,638

Capital Goods – 0.1%
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		590	588,419
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024(d)		50	49,328

			637,747

Communications - Media – 0.8%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		1,546	1,399,857
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,210,262
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	420	490,387
3.625%, 11/15/2027(a)		200	221,569
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)	U.S.$	205	174,094
Warnermedia Holdings, Inc. 4.054%, 03/15/2029		391	357,327

			3,853,496

Consumer Cyclical - Automotive – 1.4%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		931	878,454
General Motors Financial Co., Inc. 3.85%, 01/05/2028		376	347,774
Series E 2.20%, 04/01/2024(a)	EUR	472	507,099
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	796	713,869
6.50%, 03/10/2028(a)		1,135	1,135,533

	Principal Amount (000)		U.S. $ Value

Hyundai Capital America 5.875%, 04/07/2025(a)	U.S.$	771	$768,348
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		23	19,514
2.75%, 03/09/2028(a)		335	275,427
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,009,212
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	752,297

			6,407,527

Consumer Cyclical - Entertainment – 0.7%
Hasbro, Inc. 3.90%, 11/19/2029		382	345,970
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,012,242
5.875%, 12/15/2027(a)		1,750	1,718,080

			3,076,292

Consumer Cyclical - Other – 1.2%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	529,094
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	315,611
4.125%, 04/15/2026(a)	U.S.$	437	414,779
6.25%, 01/15/2027(a)		1,000	995,950
Las Vegas Sands Corp. 3.20%, 08/08/2024		1,205	1,168,609
3.90%, 08/08/2029		674	602,030
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	112,297
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		800	658,432
Sands China Ltd. 4.30%, 01/08/2026(d)		437	408,726
5.90%, 08/08/2028(d)		318	302,299

			5,507,827

Consumer Cyclical - Retailers – 0.6%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	617,297
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		1,769	1,614,920
PVH Corp. 4.625%, 07/10/2025		246	237,683
Ross Stores, Inc. 4.70%, 04/15/2027		142	138,398

			2,608,298

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 1.0%
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	$361,479
BAT Capital Corp. 2.259%, 03/25/2028	U.S.$	735	630,079
BAT International Finance PLC 4.448%, 03/16/2028		1,586	1,495,487
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		750	662,775
4.25%, 05/01/2028(a)		1,061	974,507
IQVIA, Inc. 5.70%, 05/15/2028(a)		284	281,376

			4,405,703

Energy – 2.4%
Boardwalk Pipelines LP 4.80%, 05/03/2029		363	348,270
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	177,244
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	473,330
Ecopetrol SA 4.125%, 01/16/2025		353	337,980
5.375%, 06/26/2026		329	313,889
8.875%, 01/13/2033		123	121,250
Energy Transfer LP 3.90%, 05/15/2024(d)		1,564	1,535,457
4.75%, 01/15/2026		253	247,464
EnLink Midstream LLC 5.625%, 01/15/2028(a)		216	209,406
EnLink Midstream Partners LP 4.15%, 06/01/2025		306	296,832
4.85%, 07/15/2026		582	563,882
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		166	159,744
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	338,555
5.125%, 12/15/2026		1,656	1,641,742
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	490,991
ONEOK, Inc. 4.35%, 03/15/2029		323	300,552
6.35%, 01/15/2031		200	205,870
Ovintiv, Inc. 5.65%, 05/15/2028		819	803,816
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	386,663
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	184,508

	Principal Amount (000)		U.S. $ Value

Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	703	$724,505
Western Midstream Operating LP 4.30%, 02/01/2030(d)		1,182	1,063,930

			10,925,880

Other Industrial – 0.3%
LKQ Corp. 5.75%, 06/15/2028(a)		1,500	1,494,315

Services – 0.0%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	190,168

Technology – 0.8%
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	543,341
4.15%, 11/15/2030		149	136,926
4.926%, 05/15/2037(a)		200	180,582
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	352,749
4.125%, 05/01/2025		999	965,913
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		701	650,949
Microchip Technology, Inc. 4.25%, 09/01/2025		238	230,629
Micron Technology, Inc. 5.327%, 02/06/2029		353	347,825
Western Digital Corp. 4.75%, 02/15/2026		363	345,910
Workday, Inc. 3.70%, 04/01/2029		200	185,560

			3,940,384

Transportation - Airlines – 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		890	891,824

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		186	165,977
5.875%, 07/05/2034(a)		92	89,482

			255,459

Transportation - Services – 0.2%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	282,183
XPO, Inc. 6.25%, 06/01/2028(a)		880	868,463

			1,150,646

			50,634,204

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 5.9%
Banking – 3.9%
AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	227	$221,641
7.583%, 10/14/2026(a)		414	421,121
Ally Financial, Inc. 5.75%, 11/20/2025		785	755,476
Banco Santander SA 4.175%, 03/24/2028		400	374,856
5.179%, 11/19/2025		400	388,536
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		290	288,100
Barclays PLC 7.385%, 11/02/2028		983	1,027,078
Citigroup, Inc. 3.875%, 02/18/2026(g)		154	129,064
9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(b) (g)		122	121,982
Series V 4.70%, 01/30/2025(g)		147	126,476
Series W 4.00%, 12/10/2025(g)		207	177,666
Danske Bank A/S 3.244%, 12/20/2025(a)		358	339,445
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	142,542
6.72%, 01/18/2029		591	593,110
HSBC Holdings PLC 7.39%, 11/03/2028		798	842,536
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		1,344	1,301,435
5.71%, 01/15/2026(a)		347	330,046
7.00%, 11/21/2025(a)		200	201,798
KBC Group NV 5.796%, 01/19/2029(a)		253	251,970
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	700,804
NatWest Group PLC 7.472%, 11/10/2026		368	376,622
Santander Holdings USA, Inc. 6.499%, 03/09/2029		1,121	1,109,902
6.565%, 06/12/2029		860	844,133
Santander UK Group Holdings PLC 6.833%, 11/21/2026		1,683	1,687,544
Standard Chartered PLC 7.776%, 11/16/2025(a)		561	573,219
Truist Financial Corp. Series Q 5.10%, 03/01/2030(g)		1,090	939,144
UBS Group AG 4.375%, 02/10/2031(a) (g)		507	357,491
6.373%, 07/15/2026(a)		445	442,228
6.442%, 08/11/2028(a)		934	937,437
7.00%, 02/19/2025(a) (g)		401	381,315

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(a)	U.S.$	222	$195,526
2.569%, 09/22/2026(a)		482	436,408
5.861%, 06/19/2032(a)		426	386,646
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(g)		878	771,894

			18,175,191

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(g)		380	364,447

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	799,669
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	33,166
4.25%, 06/15/2026		5	4,711
4.40%, 09/25/2023		59	58,695
5.25%, 08/11/2025(a)		1,078	1,041,499
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		119	105,930
1.95%, 09/20/2026(a)		988	856,991
3.50%, 11/01/2027(a)		96	84,987
4.125%, 08/01/2025(a)		3	2,809
4.375%, 01/30/2024(a)		308	302,958
4.875%, 10/01/2025(a)		31	29,586
5.50%, 12/15/2024(a)		105	102,726

			3,423,727

Insurance – 0.4%
Centene Corp. 2.45%, 07/15/2028		1,214	1,040,604
4.625%, 12/15/2029		20	18,428
Hartford Financial Services Group, Inc. (The) Series ICON 7.446% (LIBOR 3 Month + 2.12%), 02/12/2047(a) (b)		859	718,047

			1,777,079

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,549
5.25%, 06/01/2025		191	187,094
5.375%, 04/15/2026		79	77,378
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	349,272
Sabra Health Care LP 3.90%, 10/15/2029		334	273,172

	Principal Amount (000)		U.S. $ Value

Spirit Realty LP 2.10%, 03/15/2028	U.S.$	346	$290,848
4.00%, 07/15/2029		393	348,084
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	185,153
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		696	692,005
5.75%, 02/01/2027(a)		200	196,158
Vornado Realty LP 2.15%, 06/01/2026		839	710,683

			3,322,396

			27,062,840

Utility – 0.5%
Electric – 0.5%
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	354,062
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		180	175,074
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		260	239,125
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	335,601
Enel Finance International NV 3.50%, 04/06/2028(a)		389	355,888
Palomino Funding Trust I 7.233%, 05/17/2028(a)		968	971,223

			2,430,973

Total Corporates - Investment Grade (cost $83,654,233)			80,128,017

BANK LOANS – 5.2%
Industrial – 4.7%
Capital Goods – 0.5%
ACProducts Holdings, Inc. 9.754% (SOFR 3 Month + 4.25%), 05/17/2028(i)		662	554,502
Apex Tool Group, LLC 10.441% (SOFR 1 Month + 5.25%), 02/08/2029(i)		710	655,485
Chariot Buyer LLC 8.453% (SOFR 1 Month + 3.25%), 11/03/2028(i)		99	96,161
Gates Global LLC 7.703% (SOFR 1 Month + 2.50%), 03/31/2027(i)		282	279,964
GFL Environmental, Inc. 8.145% (SOFR 3 Month + 3.00%), 05/31/2027(i)		109	108,969
Transdigm Inc. 8.492% (SOFR 3 Month + 3.25%), 08/24/2028(i)		561	560,387

			2,255,468

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 8.807% (SOFR 3 Month + 3.50%), 08/21/2026(i)	U.S.$	81	$77,067
Coral-US Co-Borrower LLC 8.193% (LIBOR 1 Month + 3.00%), 10/15/2029(i)		320	316,685
Univision Communications, Inc. 7.943% (LIBOR 1 Month + 2.75%), 03/15/2024(i)		48	47,981

			441,733

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 10.275% (SOFR 1 Month + 5.00%), 04/27/2027(i)		505	503,813
Directv Financing, LLC 10.217% (SOFR 1 Month + 5.00%), 08/02/2027(i)		286	279,727
Proofpoint, Inc. 11.467% (SOFR 1 Month + 6.25%), 08/31/2029(h) (i)		850	822,375
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(i)		897	871,269

			2,477,184

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.730% (SOFR 1 Month + 4.50%), 04/30/2028(h) (i)		600	588,000

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. 8.250% (LIBOR 1 Month + 3.00%), 08/25/2028(i)		1,348	1,342,601

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 8.453% (SOFR 1 Month + 3.25%), 02/06/2030(i)		140	139,523
Flutter Entertainment PLC 7.754% (SOFR 3 Month + 2.25%), 07/21/2026(i)		79	78,794
Marriott Ownership Resorts, Inc. 6.943% (LIBOR 1 Month + 1.75%), 08/29/2025(i)		311	310,148

			528,465

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.4%
1011778 B.C. Unlimited Liability Company 6.943% (LIBOR 1 Month + 1.75%), 11/19/2026(i)	U.S.$	1,595	$1,582,268
IRB Holding Corp. 8.203% (SOFR 1 Month + 3.00%), 12/15/2027(i)		80	78,975

			1,661,243

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 8.943% (LIBOR 1 Month + 3.75%), 03/06/2028(i)		925	916,569
Restoration Hardware, Inc. 8.453% (SOFR 1 Month + 3.25%), 10/20/2028(i)		207	199,140

			1,115,709

Consumer Non-Cyclical – 0.9%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC) 8.953% (SOFR 1 Month + 3.75%), 05/12/2028(i)		562	545,656
Bausch + Lomb Corporation 8.592% (SOFR 3 Month + 3.25%), 05/10/2027(i)		997	966,310
Gainwell Acquisition Corp. 9.342% (SOFR 3 Month + 4.00%), 10/01/2027(i)		390	383,662
Kronos Acquisition Holdings, Inc. 8.904% (LIBOR 1 Month + 3.75%), 12/22/2026(i)		384	373,639
9.254% (SOFR 3 Month + 3.75%), 12/22/2026(i)		163	158,878
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.023% (LIBOR 3 Month + 3.75%), 11/16/2025(i)		694	641,315
PetSmart LLC 8.953% (SOFR 1 Month + 3.75%), 02/11/2028(i)		707	705,044
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.453% (SOFR 1 Month + 5.25%), 12/15/2027(h) (i)		528	513,393

			4,287,897

	Principal Amount (000)		U.S. $ Value

Energy – 0.3%
GIP II Blue Holding, L.P. 9.659% (LIBOR 3 Month + 4.50%), 09/29/2028(i)	U.S.$	774	$775,511
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(i)		564	549,321

			1,324,832

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.488% (SOFR 3 Month + 6.25%), 10/20/2028(i)		1,124	972,148
Dealer Tire Financial, LLC 9.603% (SOFR 1 Month + 4.50%), 12/14/2027(i)		126	125,164
Rockwood Service Corporation 9.217% (SOFR 1 Month + 4.00%), 01/23/2027(i)		35	34,893

			1,132,205

Services – 0.1%
Garda World Security Corporation 9.427% (SOFR 1 Month + 4.25%), 10/30/2026(i)		457	453,750

Technology – 0.7%
Amentum Government Services Holdings LLC 9.217% (SOFR 1 Month + 4.00%), 01/29/2027(h) (i)		58	57,181
Ascend Learning, LLC 10.953% (SOFR 1 Month + 5.75%), 12/10/2029(i)		300	253,749
Banff Guarantor, Inc. 10.717% (SOFR 1 Month + 5.50%), 02/27/2026(i)		120	116,500
Boxer Parent Co., Inc. 8.967% (SOFR 1 Month + 3.75%), 10/02/2025(i)		983	974,554
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(h) (i)		619	574,182
FINThrive Software Intermediate Holdings, Inc. 11.943% (LIBOR 1 Month + 6.75%), 12/17/2029(i)		240	139,200
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.00%), 11/03/2027(e) (f) (i)		583	58,892
Playtika Holding Corp. 7.943% (LIBOR 1 Month + 2.75%), 03/13/2028(h) (i)		789	785,001

	Principal Amount (000)		U.S. $ Value

Presidio Holdings, Inc. 8.645% (SOFR 3 Month + 3.50%), 01/22/2027(i)	U.S.$	104	$103,245
8.703% (SOFR 1 Month + 3.50%), 01/22/2027(i)		4	3,750
Veritas US, Inc. 10.217% (SOFR 1 Month + 5.00%), 09/01/2025(i)		95	77,644

			3,143,898

Transportation - Services – 0.2%
Pods, LLC 8.217% (SOFR 1 Month + 3.00%), 03/31/2028(i)		798	783,008

			21,535,993

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(h) (i)		108	108,485

Insurance – 0.4%
Asurion, LLC 9.453% (SOFR 1 Month + 4.25%), 08/19/2028(i)		988	937,537
Cross Financial Corp. 9.25% (LIBOR 1 Month + 4.00%), 09/15/2027(h) (i)		411	409,545
Hub International Limited 8.398% (LIBOR 1 Month + 3.25%), 06/20/2030(i)		702	416,926
8.414% (LIBOR 2 Month + 3.25%), 06/20/2030(i)		2	1,069

			1,765,077

			1,873,562

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 8.943% (LIBOR 1 Month + 3.75%), 11/09/2026(i)		525	515,501

Total Bank Loans (cost $25,069,576)			23,925,056

EMERGING MARKETS - CORPORATE BONDS – 3.8%
Industrial – 3.5%
Basic – 0.8%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	311,040
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	618,908
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	294,390
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	271,055

	Principal Amount (000)		U.S. $ Value

Eldorado Gold Corp. 6.25%, 09/01/2029(a)	U.S.$	544	$488,066
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	334,085
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	335,208
Sasol Financing USA LLC 5.875%, 03/27/2024		684	673,090
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	182,074
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	93,359

			3,601,275

Capital Goods – 0.4%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	563,110
6.95%, 01/17/2028(a)		318	315,615
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	229,107
Usiminas International SARL 5.875%, 07/18/2026(a)		545	524,781

			1,632,613

Communications - Media – 0.0%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	183,965

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	180,440
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	400,599

			581,039

Consumer Cyclical - Other – 0.7%
Allwyn Entertainment Financing UK PLC 7.448% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (b)	EUR	466	507,228
Allwyn International AS 3.875%, 02/15/2027(a)		325	332,032
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	352,565
5.625%, 07/17/2027(a)		356	319,902
5.75%, 07/21/2028(a)		428	374,232
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	263,670
5.375%, 05/15/2024(a)		214	211,122
5.875%, 05/15/2026(a)		216	205,666
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	440,266
5.625%, 08/26/2028(a)		345	297,562

			3,304,245

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	285	$256,821
BRF SA 4.875%, 01/24/2030(a)		784	632,100
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	104,358
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		224	193,785
Rede D’or Finance SARL 4.95%, 01/17/2028(a)		200	182,358
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	474,299
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	436,406
4.75%, 05/09/2027		372	341,825
5.125%, 05/09/2029		372	335,358
Tonon Luxembourg SA 6.50%, 10/31/2024(e) (f) (j) (k)		102	10
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	305,335
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (h) (j) (k) (l)		425	42

			3,262,697

Energy – 0.6%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		212	160,242
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	191,096
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	332,823
7.50%, 03/01/2028(a)		200	164,862
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	735,919
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	335,391
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		200	186,602
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	419,338

			2,526,273

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	335,617

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)	U.S.$	741	$661,832

			16,089,556

Financial Institutions – 0.2%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	421,024

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	342,930

REITs – 0.0%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (e) (f)		200	11,000

			774,954

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	164,106
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	229,197
Terraform Global Operating LP 6.125%, 03/01/2026(k)		108	105,199

			498,502

Total Emerging Markets - Corporate Bonds (cost $19,783,926)			17,363,012

MORTGAGE PASS-THROUGHS – 1.5%
Agency Fixed Rate 30-Year – 1.5%
Uniform Mortgage-Backed Security Series 2023 2.00%, 07/01/2053, TBA		6,684	5,446,469
3.00%, 07/01/2053, TBA		1,783	1,568,709

Total Mortgage Pass-Throughs (cost $7,056,426)			7,015,178

COLLATERALIZED LOAN OBLIGATIONS – 1.5%
CLO - Floating Rate – 1.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		644	611,286
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.40% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (b)		250	232,399
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.86% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		250	242,123

	Principal Amount (000)		U.S. $ Value

Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (b)	U.S.$	250	$237,723
Series 2020-78A, Class D 8.26% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (b)		443	413,566
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.449% (SOFR + 6.40%), 04/20/2035(a) (b)		250	224,872
Elevation CLO Ltd. Series 2020-11A, Class C 7.46% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	236,751
Series 2020-11A, Class D1 9.11% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (b)		282	255,476
Elmwood CLO VII Ltd. Series 2020-4A, Class D 8.86% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (b)		300	291,824
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.165% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (b)		375	345,914
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 8.299% (LIBOR 3 Month + 3.00%), 10/29/2029(a) (b)		520	516,114
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 6.358% (SOFR + 1.29%), 04/26/2031(a) (b)		550	545,443
Magnetite XXV Ltd. Series 2020-25A, Class D 8.555% (LIBOR 3 Month + 3.30%), 01/25/2032(a) (b)		250	240,412
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.373% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (b)		521	464,170
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.21% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (b)		500	465,249
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (b)		250	240,285
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.349% (SOFR + 3.30%), 04/20/2035(a) (b)		377	340,141

	Principal Amount (000)		U.S. $ Value

Regatta XX Funding Ltd. Series 2021-2A, Class D 8.36% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (b)	U.S.$	250	$232,835
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.50% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (b)		250	225,800
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 6.26% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (b)		550	542,192

Total Collateralized Loan Obligations (cost $7,312,224)			6,904,575

EMERGING MARKETS - SOVEREIGNS – 1.3%
Angola – 0.3%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	654,092
9.50%, 11/12/2025(a)		710	691,483

			1,345,575

Bahrain – 0.2%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	582,397
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	304,320

			886,717

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	520,110

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	144,922

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	730,748

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a) (e) (f)		11	703
Series E 6.10%, 10/04/2022(a) (f) (l)		210	13,650
Series G 6.60%, 11/27/2026(a) (e) (f)		51	3,258

			17,611

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)	U.S.$	639	$452,463

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	320,471

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	468,468
6.75%, 03/13/2048(a)	U.S.$	483	344,896

			813,364

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	183,604
4.85%, 09/27/2027		540	505,046

			688,650

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a) (d)		338	84,804
7.75%, 09/01/2026(a) (d)		384	91,434

			176,238

Total Emerging Markets - Sovereigns (cost $7,739,406)			6,096,869

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Risk Share Floating Rate – 0.6%
Bellemeade Re Ltd. Series 2019-1A, Class M2 7.85% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (b)		156	157,365
Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (b)		648	649,633
Series 2019-4A, Class M1C 7.65% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (b)		284	284,287
Series 2019-4A, Class M2 8.00% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (b)		884	891,579
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.55% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (b)		30	30,501
Series 2019-R01, Class 2M2 7.60% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (b)		40	40,227

	Principal Amount (000)		U.S. $ Value

Series 2019-R02, Class 1M2 7.45% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (b)	U.S.$	2	$2,175
Series 2019-R03, Class 1M2 7.30% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (b)		1	1,061
Series 2019-R07, Class 1M2 7.25% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (b)		33	32,556
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M2 8.25% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (b)		31	31,937
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		49	52,507
Series 2016-C01, Class 2M2 12.10% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		39	40,972
Series 2017-C07, Class 2M2 7.65% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		7	6,992
Home Re Ltd. Series 2020-1, Class M2 10.40% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (b)		347	351,801
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(a) (b)		100	98,679
Series 2020-1R, Class A 8.528% (LIBOR 1 Month + 3.35%), 02/27/2023(b) (k)		111	106,827

Total Collateralized Mortgage Obligations (cost $2,757,724)			2,779,099

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Mexico – 0.3%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	999,649
6.75%, 09/21/2047		191	119,354
6.95%, 01/28/2060		58	35,873

			1,154,876

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	602,706

	Principal Amount (000)		U.S. $ Value

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)	U.S.$	370	$358,637

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(d) (k)		653	135,844

Total Quasi-Sovereigns (cost $3,014,633)			2,252,063

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.2%
BFLD 2019-DPLO Series 2019-DPLO, Class E 7.502% (SOFR + 2.35%), 10/15/2034(a) (b)		160	156,465
BFLD Trust Series 2021-FPM, Class A 6.794% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		690	656,098

			812,563

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.499%, 08/10/2049(m)		3,761	113,599
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.173%, 10/12/2050(m)		2,690	83,257
Commercial Mortgage Trust Series 2012-CR3, Class D 4.796%, 10/15/2045(a)		100	67,691
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.297%, 08/10/2044(a)		210	146,088
Series 2011-GC5, Class D 5.297%, 08/10/2044(a)		236	73,577
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.528%, 11/15/2047		225	157,992
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.749%, 10/15/2049(m)		2,163	84,877
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.992%, 06/15/2044(a)		25	17,432

			744,513

Total Commercial Mortgage-Backed Securities (cost $1,941,883)			1,557,076

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Athabasca Oil Corp.(f)		77,286	$167,436
Civitas Resources, Inc.		3,453	239,535
Denbury, Inc.(f)		1,216	104,892

			511,863

Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(f) (h) (j)		6,250	92,187

Total Common Stocks (cost $319,602)			604,050

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2019-2A, Class C 4.11%, 07/16/2029(a)	U.S.$	14	13,743
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(a)		284	285,146

			298,889

Autos - Fixed Rate – 0.0%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		261	260,228

Total Asset-Backed Securities (cost $558,396)			559,117

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024 (cost $384,901)		370	377,052

	Shares

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Corp. 10.00%,(c) (f) (g) (h) (cost $8,999)		14	86,800

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 5.9%
U.S. Treasury Bills – 4.4%
U.S. Treasury Bill Zero Coupon, 07/13/2023	U.S.$	3,755	$3,749,727
Zero Coupon, 07/20/2023		3,040	3,032,751
Zero Coupon, 11/30/2023		13,800	13,498,700

Total U.S. Treasury Bills (cost $20,283,565)			20,281,178

	Shares
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(n) (o) (p) (cost $6,987,043)		6,987,043	6,987,043

Total Short-Term Investments (cost $27,270,608)			27,268,221

Total Investments – 99.8% (cost $483,659,120)(q)			462,269,075
Other assets less liabilities – 0.2%			964,007

Net Assets – 100.0%			$463,233,082

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	22	September 2023	$2,777,782	$38,866
U.S. T-Note 5 Yr (CBT) Futures	195	September 2023	20,883,281	406,727
U.S. T-Note 10 Yr (CBT) Futures	96	September 2023	10,777,500	185,113

				$630,706

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	2,292	USD	2,855	07/21/2023	$(55,578)
Barclays Bank PLC	EUR	29,812	USD	32,831	07/31/2023	258,562
State Street Bank & Trust Co.	EUR	945	USD	1,027	07/31/2023	(5,560)
State Street Bank & Trust Co.	USD	480	EUR	440	07/31/2023	834
UBS AG	USD	612	EUR	567	07/31/2023	7,182

						$205,440

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00%	Quarterly	4.29%	USD	8,300	$246,827	$64,791	$182,036

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	180	$(38,753)	$(10,942)	$(27,811)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	600	(129,422)	(37,514)	(91,908)
Goldman Sachs International Avis Budget Car Rental LLC,
5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.61	USD	200	4,490	1,876	2,614
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,659)	(1,596)	(4,063)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	337	(72,831)	(21,715)	(51,116)

						$(242,175)	$(69,891)	$(172,284)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $327,129,794 or 70.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(e)	Defaulted.
(f)	Non-income producing security.

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR/PRIME or the LIBOR/SOFR/PRIME floor rate plus spread at June 30, 2023.
(j)	Fair valued by the Adviser.
(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.528%, 02/27/2023	02/11/2020	$110,781	$106,827	0.02%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	653,000	135,844	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	01/10/2019	108,000	105,199	0.02%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	42	0.00%

(l)	Defaulted matured security.
(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,298,544 and gross unrealized depreciation of investments was $(24,842,691), resulting in net unrealized depreciation of $(20,544,147).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

68.6%	United States
5.0%	United Kingdom
3.5%	Canada
2.4%	Germany
1.7%	Luxembourg
1.2%	Italy
1.2%	Spain
0.9%	Brazil
0.7%	France
0.6%	Ireland
0.6%	Switzerland
0.6%	Colombia
0.5%	Australia
6.6%	Other
5.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Angola, Bahrain, Belgium, Chile, China, Czech Republic, Denmark, Egypt, Ghana, Guatemala, Hong Kong, India, Indonesia, Israel, Ivory Coast, Japan, Kazakhstan, Lebanon, Macau, Mexico, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Romania, Senegal, Slovenia, South Africa, Sweden, Trinidad & Tobago, Turkey, Ukraine and United Republic of Tanzania.

AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$284,719,034	$633,856	$285,352,890
Corporates - Investment Grade	—	80,128,017	—	80,128,017
Bank Loans	—	20,066,894	3,858,162	23,925,056
Emerging Markets - Corporate Bonds	—	17,362,970	42	17,363,012
Mortgage Pass-Throughs	—	7,015,178	—	7,015,178
Collateralized Loan Obligations	—	6,904,575	—	6,904,575
Emerging Markets - Sovereigns	—	6,096,869	—	6,096,869
Collateralized Mortgage Obligations	—	2,779,099	—	2,779,099
Quasi-Sovereigns	—	2,252,063	—	2,252,063
Commercial Mortgage-Backed Securities	—	1,557,076	—	1,557,076
Common Stocks	511,863	—	92,187	604,050
Asset-Backed Securities	—	559,117	—	559,117
Governments - Sovereign Bonds	—	377,052	—	377,052
Preferred Stocks	—	—	86,800	86,800
Short-Term Investments:
U.S. Treasury Bills	—	20,281,178	—	20,281,178
Investment Companies	6,987,043	—	—	6,987,043

Total Investments in Securities	7,498,906	450,099,122	4,671,047	462,269,075
Other Financial Instruments(a):
Assets:
Futures	630,706	—	—	630,706
Forward Currency Exchange Contracts	—	266,578	—	266,578
Centrally Cleared Credit Default Swaps	—	246,827	—	246,827
Credit Default Swaps	—	4,490	—	4,490
Liabilities:
Forward Currency Exchange Contracts	—	(61,138)	—	(61,138)
Credit Default Swaps	—	(246,665)	—	(246,665)

Total	$8,129,612	$450,309,214	$4,671,047	$463,109,873

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2022	$294,068	$2,383,269	$43
Accrued discounts/(premiums)	296	4,317	-
Realized gain (loss)	-	(15,217)	-
Change in unrealized appreciation/(depreciation)	(15,667)	208,949	(1)
Purchases	649,227	579,000	-
Sales/Paydowns	-	(767,886)	-
Transfers in to Level 3	-	2,206,516	-
Transfers out of Level 3	(294,068)	(740,786)	-

Balance as of 06/30/2023	$633,856	$3,858,162	$42

Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/2023	$(15,667)	$168,017	$(1)

	Common Stocks	Preferred Stocks	Total
Balance as of 09/30/2022	$125,000	$84,000	$2,886,380
Accrued discounts/(premiums)	-	-	4,613
Realized gain (loss)	-	(1,116)	(16,333)
Change in unrealized appreciation/(depreciation)	(32,813)	3,977	164,445
Purchases	8,592	1,000	1,237,819
Sales/Paydowns	(8,592)	(1,061)	(777,539)
Transfers in to Level 3	-	-	2,206,516
Transfers out of Level 3	-	-	(1,034,854)

Balance as of 06/30/2023	$92,187	$86,800	$4,671,047

Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/2023	$(32,813)	$8,977	$128,513

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2023. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 06/30/2023	Valuation Technique	Unobservable Input	Input
Common Stocks	$92,187	Guideline Public Company and Optional Value	Volatility	$14.75

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Volatility in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,965	$243,924	$246,902	$6,987	$501